Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement of comprehensive income [abstract]
Profit for the period	$ 24,151	$ 15,140	$ 101,070	$ 50,383
Exchange differences on translation of foreign operations
Change in unrealized gains/(losses)	(722)	(6,551)	(13,271)	(13,756)
Income tax effects	(308)	227	(1,180)	94
Unrealized net gains/(losses) on net investments in a foreign operation
Change in unrealized gains/(losses)	0	5,609	(12)	18,523
Income tax effects	0	(1,656)	4	(5,830)
Unrealized net gains/(losses) on cash flow hedges
Change in unrealized gains/(losses)	1,584	389	(763)	(626)
Income tax effects	(388)	(85)	402	138
Net other comprehensive income to be reclassified to profit or loss in subsequent periods	166	(2,067)	(14,820)	(1,457)
Actuarial gains (losses) on defined benefit plans
Change in unrealized gains/(losses)	501	(1,783)	708	(2,616)
Income tax effects	(161)	590	(215)	873
Net other comprehensive income not to be reclassified to profit or loss in subsequent periods	340	(1,193)	493	(1,743)
Other comprehensive income, net of tax	506	(3,260)	(14,327)	(3,200)
Total comprehensive income, net of tax all attributable to equity holders of the parent	$ 24,657	$ 11,880	$ 86,743	$ 47,183